Retirement Plans, Plan Asset Allocations (Details) - Defined Benefit Pension Plans [Member] - USD ($) $ in Millions	Sep. 26, 2020	Sep. 28, 2019
Retirement Plans [Abstract]
Actual plan asset allocation	100.00%	100.00%
Equity Securities and Equity-Like Instruments [Member]
Retirement Plans [Abstract]
Actual plan asset allocation	50.00%	50.00%
Company Common Stock [Member]
Retirement Plans [Abstract]
Company stock held in plan assets	$ 42
Debt Securities and Debt-Like [Member]
Retirement Plans [Abstract]
Actual plan asset allocation	42.00%	33.00%
International Insurance Policies [Member]
Retirement Plans [Abstract]
Actual plan asset allocation	5.00%	6.00%
Other [Member]
Retirement Plans [Abstract]
Actual plan asset allocation	3.00%	11.00%